SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Inventory	$ 966,339	$ 1,012,881
Consulting and services	22,474	93,654
Other	60,757	51,517
Cost of sales	$ 1,049,570	$ 1,158,052